RiverPark Strategic Income Fund
Investment Objective
The RiverPark Strategic Income Fund ("RiverPark Strategic Income" or the "Fund") seeks high current income and capital appreciation consistent with the preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RiverPark Strategic Income Fund - USD ($)	Retail Class Shares	Institutional Class Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RiverPark Strategic Income Fund		Retail Class Shares	Institutional Class Shares	Class C Shares
Management Fees		0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		none	none	1.00%
Other Expenses	[1]	0.51%	0.22%	0.22%
Interest Expense and Dividends on Short Positions		0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses		1.29%	1.00%	2.00%
Total Annual Fund Operating Expenses, Excluding Interest Expense and Dividends on Short Positions		1.16%	0.87%	1.87%
[1]	Other Expenses, which include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees, are based on current estimated asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses for the Class C Shares are based on the estimated Other Expenses of the Institutional Class Shares. Other Expenses include a shareholder servicing fee of up to 0.25% for the Retail Class Shares and an administrative servicing fee of up to 0.15% for each of the classes to be used for non-distribution related services including providing shareholder accounting, client support and other services associated with maintaining shareholder accounts on various brokerage platforms.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - RiverPark Strategic Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Retail Class Shares	131	409	708	1,556
Institutional Class Shares	102	318	552	1,225
Class C Shares	203	627	1,078	2,327

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2017, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

RiverPark Strategic Income Fund seeks high current income and capital appreciation consistent with the preservation of capital by investing in both investment grade and non-investment grade debt, preferred stock, convertible bonds, bank loans, high yield bonds and iif I ncome producing equities (collectively "Securities") that Cohanzick Management, LLC ("Cohanzick"), RiverPark Strategic Income's sub-adviser, deems appropriate for the Fund's investment objective. Under normal circumstances, RiverPark Strategic Income will invest no less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in (1) fixed income securities that it believes are Money-Good (as described below), and for which, in the opinion of Cohanzick, if held to maturity, there is only a limited risk of loss of principal and (2) income producing equities, for which, in the opinion of Cohanzick, the issuing company has the resources to sustain its distributions. Other than for temporary purposes, the Fund will not borrow in order to gain leverage. Cohanzick analyzes each Security on a bottom-up basis and considers fixed income securities to be "Money-Good" if the enterprise value of the issuing company, when valued using what Cohanzick believes to be conservative valuation metrics, exceeds the value of the senior and pari passu debt of the considered investment. Pari passu debt is debt that ranks equally with the considered investment. For example, a $200 million debt issue with $300 million of senior debt of the same issuer may be considered by Cohanzick to be Money-Good if Cohanzick believed that the enterprise value of the issuing company was greater than $500 million.  The Money-Good determination may be based on a variety of factors, including but not limited to, a multiple of Cohanzick's estimate of free cash flow, a review of the issuing company's balance sheet, and the issuing company's credit rating. RiverPark Strategic Income will invest in fixed income securities of various credit qualities (i.e., investment grade and non-investment grade) and maturities (i.e., long-term, intermediate and short-term). RiverPark Strategic Income may invest up to 35% of its assets in foreign fixed income securities that Cohanzick believes are Money-Good. RiverPark Strategic Income may also invest up to 35% of its assets in income producing equities that either have a substantial dividend yield or where Cohanzick believes the issuing company will distribute significant assets over a certain period of time. The Fund will have the capability to short Securities, including ETFs, to hedge the portfolio if Cohanzick believes it is consistent with achieving the Fund's objective. RiverPark Strategic Income will be diversified by Security and by exposure to industries and sectors. The Fund, however, may, from time to time, concentrate its investments in a specific credit quality, such as high-yield, or maturity, such as short-term.

In addition to considering economic factors such as the effect of interest rates on RiverPark Strategic Income's investments, Cohanzick applies a "bottom up" approach in choosing investments. This means that Cohanzick looks at income-producing Securities on an individual basis to determine if a Security is an attractive investment opportunity and if it is consistent with the Fund's investment objective. If Cohanzick is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment objective. Securities are generally held in the Fund's portfolio until maturity. However, a Security may be sold prior to maturity. For example, a Security may be sold prior to maturity in light of a corporate action or announcement affecting the issuer. In addition, a Security may be purchased at a premium or discount and/or sold prior to maturity where Cohanzick believes it is advantageous to do so.

There is no assurance that the Fund will achieve its investment objectives.

Principal Risks

Risks of Investing in Fixed Income Securities.  The Fund invests a significant portion of its assets in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk. Credit risk is the risk of the issuer's inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities of fixed income securities in which the Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

Fixed Income Securities Market Risk.  Difficult conditions in the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for fixed income securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund's books. To the extent that the market for fixed income securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Adviser or sub-adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.

In the event of a severe market contraction precipitated by general market turmoil, economic conditions, changes in prevailing interest rates or otherwise, coupled with extraordinary levels of Fund shareholder redemption requests, the Fund may have to consider selling its holdings at a loss including at prices below the current value on the Fund's books, borrowing money to satisfy redemption requests in accordance with the Fund's borrowing policy, suspending redemptions or postponing payment of redemption requests for up to seven days or longer, as permitted by applicable law, or other extraordinary measures. In addition, if the Fund needed to sell large blocks of investments to meet shareholder redemption requests or to raise cash, those sales could further reduce prices, particularly for lower-rated and unrated securities.

Interest Rate Risk.  The prices of securities in general and fixed-income securities in particular tend to be sensitive to interest rate fluctuations. Unexpected fluctuations in interest rates can result in significant changes in the prices of fixed-income securities. Given the current historically low interest rate environment, there is greater risk than normal of rising interest rates. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the Fund earns on its floating rate investments.

Credit Risk. Debt portfolios are subject to credit risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations which are rated by rating agencies are often reviewed and may be subject to downgrade.

Below Investment Grade Securities Risks. The Fund invests in fixed-income securities which are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's Investors Service, Inc. and Standard & Poor's Corporation and accordingly involve great risk. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and ask prices of such securities may be greater than those prevailing in other securities markets. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments to a greater extent than for issuers of investments for higher grade debt securities. In addition, the market for lower grade debt securities may be less liquid than for higher grade debt securities.

High Yield Securities Risks.  The Fund invests in high yield securities. Such securities are generally not exchange-traded and, as a result, trade in a smaller secondary market than exchange-traded bonds. In addition, the Fund invests in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. High yield securities that are below investment grade or unrated face ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the issuer's inability to meet timely interest and principal payments. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Companies that issue such securities are often highly leveraged and may not have available to them more traditional methods of financing. It is possible that a major economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is possible that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities.

Risks of Investing in Loans. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund's ability to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle. The Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan. In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. However, contractual provisions in the loan documents may offer some protections, and lenders may also avail themselves of common-law fraud protections under applicable state law.

Risks Associated with Investments in Distressed Securities.  The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk. Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Fund's sub-adviser will correctly evaluate the value of the assets supporting distressed investments held by the Fund or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than the Fund's original investment. Under such circumstances, the returns generated from the Fund's investments in distressed securities may not adequately compensate for the risks assumed. In addition, there is no minimum credit standard that is a prerequisite to the Fund's investment in any instrument, and a significant portion of the obligations and preferred stock in which the Fund invests may be less than investment grade.

Foreign Securities Risk. The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war. Some investments by the Fund may be made in "emerging markets". Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; lack of liquidity and greater price volatility due to the smaller size of the market for such securities and lower trading volume; political and social uncertainties; national policies that may restrict the Fund's investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; greater risks of expropriation, confiscatory taxation and nationalization; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Management Risk. Management risk means that the Adviser's or sub-adviser's security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Portfolio Turnover Risk.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Equity Securities Risks. The Fund may invest in income producing equity securities. Although investments in income producing equity securities are considered safer than equity securities in general, and equities historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund's investments, regardless of the performance or expected performance of companies in which the Fund invests.

See "Description of Principal Risks" beginning on page 57 for a discussion of each of these risks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is no guarantee of future results.

Calendar Year Total Returns (as of December 31) Institutional Class (RSIIX)

During the period of time shown in the bar chart, the highest quarterly return was 5.21% for the quarter ended June 30, 2016 and the lowest quarterly return was (2.66%) for the quarter ended September 30, 2015.

The performance table below shows how the Fund's average annual return for the calendar year ended December 31, 2017 and since inception of the Fund (September 30, 2013) compared to that of the Fund's benchmarks (the Bloomberg Barclays U.S. Aggregate Bond Index, the Morningstar High Yield Bond Category and the Morningstar Multisector Bond Category):

Average Annual Total Returns
Average Annual Total Returns - RiverPark Strategic Income Fund	1 Year	Since Inception	Inception Date
Retail Class Shares	4.58%	3.81%	Sep. 30, 2013
Institutional Class Shares	4.84%	4.11%	Sep. 30, 2013
Institutional Class Shares | After Taxes on Distributions	2.62%	1.72%	Sep. 30, 2013
Institutional Class Shares | After Taxes on Distributions and Sales	2.72%	2.03%	Sep. 30, 2013
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.94%	Sep. 30, 2013
Morningstar High Yield Bond Category (reflects no deduction for fees, expenses or taxes)	6.40%	4.49%	Sep. 30, 2013
Morningstar Multisector Bond Category (reflects no deduction for fees, expenses or taxes)	6.13%	3.85%	Sep. 30, 2013

Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is no guarantee of future results.

Updated performance information will be obtainable by calling 888-564-4517 or by visiting the Fund's website at www.riverparkfunds.com.